Derivative instruments and hedging activities - Offsetting of derivatives and related collateral amounts (Parenthetical) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2019	Mar. 31, 2018
Derivative Instruments and Hedging Activities [Abstract]
Gross balances of derivative assets, not subject to enforceable master netting arrangements or similar agreements	¥ 277	¥ 150
Gross balances of derivative liabilities, not subject to enforceable master netting arrangements or similar agreements	374	276
Cash collateral receivables against net derivative liabilities	1,259	1,201
Cash collateral payables against net derivative assets	1,626	1,838
Cash collateral receivables, not being offset against net derivatives	140	167
Cash collateral payables, not being offset against net derivatives	¥ 407	¥ 391